Note 43 - Subsequent Events	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
43	Subsequent events

There were no significant subsequent events between December 31, 2024 and the date of issue of these financial statements other than included in the preceding notes and below to the consolidated financial statements.

43.1	Sale of the solar plant

Completion of the solar plant sale was successful on April 11, 2025. The purchase consideration of $22.4 million is payable in cash, and the power generation of the solar plant will continue to be sold to Blanket Mine by way of a power purchase agreement. Upon completion of the sale, Caledonia realised a pre-tax profit of $9 million on the $13.4 million construction cost of the solar plant.

43.2	Share-based payments

On April 1, 2025 84,240 PUs vested and 151,551 PUs were granted to certain management and employees within the Group.

On April 1, 2025 113,693 vested and 129,540 EPUs and 6,004 ERSUs were granted to certain management and employees within the Group.

43.3	Asset-based financing

Potential asset-based financing of $1.6 million for vehicles is being finalized by Nedbank.